Revenues- Contract balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Revenues
Customer advances and deferred revenues	¥ 1,389,655	$ 201,481	¥ 1,166,764
Payable to merchants	637,240	92,391	319,329
Customer liability	¥ 1,356,566	$ 196,684	¥ 2,487,806